Employee Benefit Plans, Funded Status by Geographic Region (Details) (USD $)	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 8,300,000,000
Defined Benefit Plan, Benefit Obligation	10,500,000,000
Defined Benefit Plan, Funded Status of Plan	(2,200,000,000)
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,300,000,000
Defined Benefit Plan, Benefit Obligation	4,600,000,000
Defined Benefit Plan, Funded Status of Plan	(1,300,000,000)
Defined Benefit Plans, Funded [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,400,000,000
Defined Benefit Plan, Benefit Obligation	1,300,000,000
Defined Benefit Plan, Funded Status of Plan	100,000,000
Defined Benefit Plans, Funded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,300,000,000
Defined Benefit Plan, Benefit Obligation	4,300,000,000
Defined Benefit Plan, Funded Status of Plan	(1,000,000,000)
Unfunded [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0
Defined Benefit Plan, Benefit Obligation	500,000,000
Defined Benefit Plan, Funded Status of Plan	(500,000,000)
Unfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	0
Defined Benefit Plan, Benefit Obligation	300,000,000
Defined Benefit Plan, Funded Status of Plan	(300,000,000)
Funded and Unfunded Plans [Member] | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,000,000,000
Defined Benefit Plan, Benefit Obligation	3,300,000,000
Defined Benefit Plan, Funded Status of Plan	(300,000,000)
Funded and Unfunded Plans [Member] | CANADA
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	600,000,000
Defined Benefit Plan, Benefit Obligation	800,000,000
Defined Benefit Plan, Funded Status of Plan	$ (200,000,000)